Pacer WealthShield ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 80.4%	Shares	Value
Communication Services - 0.1%
AppLovin Corp. - Class A (a)	56	$ 22,170

Energy - 20.2%
APA Corp.	778	29,035
Baker Hughes Co.	2,191	132,534
Chevron Corp.	4,260	838,496
ConocoPhillips	2,748	331,079
Devon Energy Corp.	2,531	114,224
Diamondback Energy, Inc.	427	86,660
EOG Resources, Inc.	1,186	176,346
EQT Corp.	1,376	73,327
Expand Energy Corp.	526	49,460
ExxonMobil Holdings Corp.	9,456	1,469,841
Halliburton Co.	1,838	59,275
Kinder Morgan, Inc.	4,331	139,371
Marathon Petroleum Corp.	653	206,655
Occidental Petroleum Corp.	1,576	89,942
ONEOK, Inc.	1,388	126,044
Phillips 66	895	189,454
SLB Ltd.	3,324	164,837
Targa Resources Corp.	473	127,885
Texas Pacific Land Corp.	127	51,128
Valero Energy Corp.	664	207,766
Williams Cos., Inc.	2,732	195,447
		4,858,806

Health Care - 18.8%
4D Molecular Therapeutics, Inc. (a)	747	7,604
AbbVie, Inc.	205	51,443
ABIOMED INC (a)(b)	64	0
Absci Corp. (a)	2,401	18,680
Acadia Pharmaceuticals, Inc. (a)	1,841	47,627
Achieve Life Sciences, Inc. (a)	627	4,025
ADMA Biologics, Inc. (a)	3,607	30,515
Agios Pharmaceuticals, Inc. (a)	928	27,859
Alkermes PLC (a)	1,052	51,537
Allogene Therapeutics, Inc. (a)	5,637	10,598
Alnylam Pharmaceuticals, Inc. (a)	158	32,472
Altimmune, Inc. (a)	3,759	10,676
Amgen, Inc.	137	52,767
AnaptysBio, Inc. (a)	365	19,476
Annexon, Inc. (a)	2,894	14,745
Apogee Therapeutics, Inc. (a)	557	74,688
Arbutus Biopharma Corp. (a)	1,706	7,404
Arcus Biosciences, Inc. (a)	1,198	33,772
Arcutis Biotherapeutics, Inc. (a)	1,349	36,234
Ardelyx, Inc. (a)	3,443	17,043
ArriVent Biopharma, Inc. (a)	407	12,137
Arrowhead Pharmaceuticals, Inc. (a)	652	55,192
ARS Pharmaceuticals, Inc. (a)	1,062	5,448
Avalo Therapeutics, Inc. (a)	942	17,192
Beam Therapeutics, Inc. (a)(c)	1,563	39,888

Bicara Therapeutics, Inc. (a)	509	13,794
BioCryst Pharmaceuticals, Inc. (a)	4,436	39,835
Biogen, Inc. (a)(c)	237	48,099
Biohaven Ltd. (a)	1,760	23,760
BioMarin Pharmaceutical, Inc. (a)	821	49,276
BridgeBio Oncology Therapeutics, Inc. (a)	378	3,058
Bridgebio Pharma, Inc. (a)	684	54,782
Cabaletta Bio, Inc. (a)	2,440	6,539
Candel Therapeutics, Inc. (a)	940	9,409
Capricor Therapeutics, Inc. (a)	1,008	3,881
CareDx, Inc. (a)	531	23,210
Celcuity, Inc. (a)	522	45,090
Celldex Therapeutics, Inc. (a)	938	35,700
CG oncology, Inc. (a)	839	59,728
Cogent Biosciences, Inc. (a)	1,469	57,188
Compass Therapeutics, Inc. (a)	3,175	6,064
Corvus Pharmaceuticals, Inc. (a)	1,361	18,047
CRISPR Therapeutics AG (a)	932	44,727
Cullinan Therapeutics, Inc. (a)	1,104	18,216
Cytokinetics, Inc. (a)	687	52,988
CytomX Therapeutics, Inc. (a)	3,697	11,461
Damora Therapeutics, Inc. (a)	332	9,625
Denali Therapeutics, Inc. (a)	1,609	37,039
Dianthus Therapeutics, Inc. (a)(c)	603	64,473
Disc Medicine, Inc. (a)	444	34,188
Dyne Therapeutics, Inc. (a)	1,922	48,396
Emergent BioSolutions, Inc. (a)	792	5,718
Erasca, Inc. (a)	3,448	62,581
Exelixis, Inc. (a)(c)	877	46,507
First Tracks Biotherapeutics, Inc. (a)	432	19,025
Geron Corp. (a)	10,128	13,065
Gilead Sciences, Inc.	380	49,480
GRAIL, Inc. (a)	660	45,250
Halozyme Therapeutics, Inc. (a)(c)	654	53,981
Hyperliquid Strategies, Inc. (a)	2,938	18,245
Ideaya Biosciences, Inc. (a)	1,071	38,020
Immix Biopharma, Inc. (a)	977	8,129
ImmunityBio, Inc. (a)(c)	5,786	41,486
Immunome, Inc. (a)(c)	1,389	31,614
Immunovant, Inc. (a)	1,193	46,074
Incyte Corp. (a)	437	52,230
Inhibrx Biosciences, Inc. (a)	186	15,261
Insmed, Inc. (a)	502	49,497
Intellia Therapeutics, Inc. (a)	2,665	28,462
Ionis Pharmaceuticals, Inc. (a)	629	32,563
Iovance Biotherapeutics, Inc. (a)	6,729	27,387
Ironwood Pharmaceuticals, Inc. (a)	2,553	10,799
Jade Biosciences, Inc. (a)	712	14,062
Janux Therapeutics, Inc. (a)	895	13,577
Kodiak Sciences, Inc. (a)(c)	694	28,857
Krystal Biotech, Inc. (a)	148	50,486
Kura Oncology, Inc. (a)	1,428	12,866
Kymera Therapeutics, Inc. (a)	589	60,903
Lexeo Therapeutics, Inc. (a)	1,128	4,659
Madrigal Pharmaceuticals, Inc. (a)	98	45,797
MannKind Corp. (a)	3,954	15,460
MapLight Therapeutics, Inc. (a)	231	3,008
MiMedx Group, Inc. (a)	1,373	5,670
Mineralys Therapeutics, Inc. (a)	1,306	33,329
Mirum Pharmaceuticals, Inc. (a)	490	51,915

Moderna, Inc. (a)(c)	1,002	54,930
Monte Rosa Therapeutics, Inc. (a)(c)	981	16,206
Myriad Genetics, Inc. (a)	1,400	4,004
Natera, Inc. (a)	213	57,033
Neurocrine Biosciences, Inc. (a)	287	47,872
Novavax, Inc. (a)	3,486	25,518
Nurix Therapeutics, Inc. (a)	1,142	26,506
Ocugen, Inc. (a)	6,493	7,986
Olema Pharmaceuticals, Inc. (a)	1,261	14,438
ORIC Pharmaceuticals, Inc. (a)	1,516	16,782
Oruka Therapeutics, Inc. (a)(c)	720	69,487
Ovid therapeutics, Inc. (a)	2,284	5,070
Palvella Therapeutics, Inc. (a)	190	26,418
Perspective Therapeutics, Inc. (a)	1,874	5,453
Praxis Precision Medicines, Inc. (a)	192	59,103
Precigen, Inc. (a)	3,289	20,622
Prime Medicine, Inc. (a)	2,426	7,084
Protagonist Therapeutics, Inc. (a)	436	59,575
Prothena Corp. PLC (a)	675	5,481
PTC Therapeutics, Inc. (a)	629	42,778
Recursion Pharmaceuticals, Inc. - Class A (a)	10,248	30,744
Regeneron Pharmaceuticals, Inc.	77	58,723
REGENXBIO, Inc. (a)	909	8,808
Relay Therapeutics, Inc. (a)	2,919	54,965
Replimune Group, Inc. (a)	1,275	14,280
Revolution Medicines, Inc. (a)	320	60,010
Rhythm Pharmaceuticals, Inc. (a)	538	53,397
Rigel Pharmaceuticals, Inc. (a)(c)	302	11,117
Roivant Sciences Ltd. (a)(c)	1,623	55,036
Sagimet Biosciences, Inc. - Class A (a)	456	3,242
Sana Biotechnology, Inc. (a)	3,286	10,285
Sarepta Therapeutics, Inc. (a)(c)	2,065	30,686
Savara, Inc. (a)	1,484	8,103
Scholar Rock Holding Corp. (a)	1,046	49,471
SELLAS Life Sciences Group, Inc. (a)(c)	4,006	40,100
Sionna Therapeutics, Inc. (a)	301	14,186
Solid Biosciences, Inc. (a)	1,199	9,664
Spyre Therapeutics, Inc. (a)	614	60,375
Stoke Therapeutics, Inc. (a)	731	21,097
Summit Therapeutics, Inc. (a)	3,451	44,932
Syndax Pharmaceuticals, Inc. (a)	1,633	31,109
Tango Therapeutics, Inc. (a)	1,338	36,367
Taysha Gene Therapies, Inc. (a)	2,584	15,142
TG Therapeutics, Inc. (a)	989	51,458
Travere Therapeutics, Inc. (a)	986	55,108
Twist Bioscience Corp. (a)	680	62,254
Tyra Biosciences, Inc. (a)	646	20,594
Ultragenyx Pharmaceutical, Inc. (a)	1,698	42,297
uniQure NV (a)	1,110	48,429
United Therapeutics Corp. (a)	85	44,005
Vanda Pharmaceuticals, Inc. (a)	1,064	5,426
Vaxcyte, Inc. (a)	1,015	54,891
Vera Therapeutics, Inc. (a)	1,227	39,387
Veracyte, Inc. (a)	693	32,100
Verastem, Inc. (a)	1,573	9,123
Vericel Corp. (a)	554	25,462
Vertex Pharmaceuticals, Inc. (a)	106	50,573
Viking Therapeutics, Inc. (a)	1,661	52,720
Vir Biotechnology, Inc. (a)	2,296	19,883
Viridian Therapeutics, Inc. (a)	1,816	34,359

Vor BioPharma, Inc. (a)	815	17,237
Xencor, Inc. (a)	901	18,209
Zenas Biopharma, Inc. (a)	626	19,681
		4,530,939

Industrials - 20.1%
3M Co.	452	79,679
A O Smith Corp. (c)	97	5,833
Allegion PLC	74	11,648
AMETEK, Inc.	199	48,100
Automatic Data Processing, Inc.	346	92,195
Axon Enterprise, Inc. (a)	70	36,943
Boeing Co. (a)	683	147,624
Broadridge Financial Solutions, Inc.	100	15,395
Builders FirstSource, Inc. (a)	93	6,179
Carrier Global Corp.	676	41,784
Caterpillar, Inc. (c)	399	325,109
CH Robinson Worldwide, Inc. (c)	102	15,068
Cintas Corp.	295	60,366
Comfort Systems USA, Inc.	30	51,891
Copart, Inc. (a)(c)	768	22,364
CSX Corp.	1,609	81,094
Cummins, Inc.	120	76,104
Deere & Co. (c)	218	129,202
Delta Air Lines, Inc.	566	49,491
Dover Corp.	117	23,941
Eaton Corp. PLC (c)	336	139,507
EMCOR Group, Inc.	38	30,302
Emerson Electric Co.	485	72,663
Equifax, Inc.	103	17,780
Expeditors International of Washington, Inc.	113	18,972
Fastenal Co.	994	47,424
FedEx Corp.	190	58,406
Fedex Freight Holding Co., Inc. (a)	94	13,210
Fortive Corp.	264	15,631
GE Vernova, Inc.	233	230,738
Generac Holdings, Inc. (a)	51	10,053
General Dynamics Corp.	220	84,352
General Electric Co.	904	325,503
Honeywell Aerospace, Inc. (a)	274	56,647
Honeywell International, Inc.	274	66,596
Howmet Aerospace, Inc.	347	97,944
Hubbell, Inc.	46	21,737
Huntington Ingalls Industries, Inc.	34	11,099
IDEX Corp.	64	14,749
Illinois Tool Works, Inc.	227	65,138
Ingersoll Rand, Inc.	308	25,681
Jacobs Solutions, Inc.	102	13,763
JB Hunt Trasport Services, Inc.	65	17,664
Johnson Controls International PLC (c)	528	77,436
L3Harris Technologies, Inc.	161	44,607
Leidos Holdings, Inc.	109	12,600
Lennox International, Inc.	27	11,229
Lockheed Martin Corp. (c)	176	102,562
Masco Corp.	175	12,509
Nordson Corp.	46	13,698
Norfolk Southern Corp.	195	65,419
Northrop Grumman Corp.	116	62,928
Old Dominion Freight Line, Inc.	159	33,730

Otis Worldwide Corp.	332	23,887
PACCAR, Inc.	456	60,502
Parker-Hannifin Corp.	109	106,442
Paychex, Inc.	279	32,598
Pentair PLC	140	9,162
Quanta Services, Inc.	130	86,757
Republic Services, Inc.	173	36,425
Rockwell Automation, Inc.	96	46,088
Rollins, Inc.	254	9,644
RTX Corp.	1,166	250,946
Snap-On, Inc.	45	18,468
Southwest Airlines Co. (c)	423	19,022
Stanley Black & Decker, Inc. (c)	135	12,768
Textron, Inc. (c)	151	12,874
Trane Technologies PLC	191	86,895
TransDigm Group, Inc.	48	60,210
Uber Technologies, Inc. (a)	1,763	124,045
Union Pacific Corp.	514	150,155
United Airlines Holdings, Inc. (a)	281	34,094
United Parcel Service, Inc. - Class B	647	67,430
United Rentals, Inc. (c)	54	58,280
Veralto Corp.	213	20,058
Verisk Analytics, Inc.	113	22,018
Vertiv Holdings Co. - Class A	333	80,443
W.W. Grainger, Inc.	38	52,524
Waste Management, Inc.	320	72,496
Westinghouse Air Brake Technologies Corp.	147	42,756
Xylem, Inc.	206	24,096
		4,833,370

Information Technology - 20.3%
Accenture PLC - Class A	127	21,072
Adobe, Inc. (a)	84	21,034
Advanced Micro Devices, Inc. (a)	339	161,415
Akamai Technologies, Inc. (a)	30	3,455
Amphenol Corp.	255	40,979
Analog Devices, Inc. (c)	101	37,108
Apple, Inc.	3,045	940,631
Applied Materials, Inc.	165	83,766
Arista Networks, Inc. (a)	214	38,595
Autodesk, Inc. (a)	44	10,305
Broadcom, Inc.	983	382,662
Cadence Design System, Inc. (a)	57	19,381
CDW Corp. (c)	27	3,991
Ciena Corp. (a)	29	10,934
Cisco Systems, Inc.	820	95,112
Cognizant Technology Solutions Corp.	98	5,424
Coherent Corp. (a)	41	10,779
Corning, Inc.	163	22,535
Crowdstrike Holdings, Inc. - Class A (a)	212	40,462
Datadog, Inc. - Class A (a)	69	18,490
Dell Technologies, Inc. - Class C	60	24,322
F5, Inc. (a)	12	4,831
Fair Isaac Corp. (a)	5	5,615
First Solar, Inc. (a)	22	4,643
Flex Ltd. (a)	76	8,645
Fortinet, Inc. (a)	129	20,892
Gartner, Inc. (a)	14	2,114
Gen Digital, Inc.	114	3,129

GoDaddy, Inc. - Class A (a)	27	2,234
Hewlett Packard Enterprise Co.	275	13,173
HP, Inc.	190	5,181
Intel Corp. (a)	981	88,486
International Business Machines Corp.	195	43,612
Intuit, Inc.	57	18,016
Jabil, Inc.	22	6,931
Keysight Technologies, Inc. (a)	36	11,487
KLA Corp.	271	49,544
Lam Research Corp.	260	76,185
Lumentum Holdings, Inc. (a)	16	11,423
Marvell Technology, Inc.	182	34,136
Microchip Technology, Inc.	112	8,321
Micron Technology, Inc.	234	192,589
Microsoft Corp.	1,542	716,598
Monolithic Power Systems, Inc.	10	14,260
Motorola Solutions, Inc.	34	14,816
NetApp, Inc.	41	7,319
NVIDIA Corp.	5,021	1,007,966
NXP Semiconductors NV	52	11,916
ON Semiconductor Corp. (a)	81	6,610
Oracle Corp.	352	45,714
Palantir Technologies, Inc. - Class A (a)	477	58,700
Palo Alto Networks, Inc. (a)	168	55,747
PTC, Inc. (a)	24	3,293
Qnity Electronics, Inc.	43	5,641
QUALCOMM, Inc.	219	32,327
Roper Technologies, Inc.	21	8,231
salesforce.com, Inc.	170	31,283
Sandisk Corp. (a)	31	37,660
Seagate Technology Holdings PLC	47	40,238
ServiceNow, Inc. (a)	214	23,803
Skyworks Solutions, Inc. (c)	31	1,931
Super Micro Computer, Inc. (a)(c)	117	3,323
Synopsys, Inc. (a)	40	15,550
TE Connectivity PLC	61	12,547
Teledyne Technologies, Inc. (a)	10	6,556
Teradyne, Inc.	33	12,134
Texas Instruments, Inc.	189	52,115
Trimble, Inc. (a)(c)	48	2,716
Tyler Technologies, Inc. (a)	9	2,786
VeriSign, Inc.	17	4,930
Western Digital Corp.	72	39,228
Workday, Inc. - Class A (a)	42	6,734
Zebra Technologies Corp. (a)	10	2,938
		4,889,249

Real Estate - 0.9%
CBRE Group, Inc. - Class A (a)	1,178	172,942
CoStar Group, Inc. (a)	1,642	47,224
		220,166
TOTAL COMMON STOCKS (Cost $19,229,742)		19,354,700

REAL ESTATE INVESTMENT TRUSTS - 19.3%	Shares	Value
Real Estate - 19.3%
Alexandria Real Estate Equities, Inc.	631	32,465
American Tower Corp.	1,874	324,877
AvalonBay Communities, Inc.	559	103,756
BXP, Inc.	596	41,792

Camden Property Trust	404		44,767
Crown Castle, Inc.	1,755		133,906
Digital Realty Trust, Inc.	1,392		262,420
Equinix, Inc.	396		403,635
Equity Residential	1,371		91,103
Essex Property Trust, Inc.	258		73,308
Extra Space Storage, Inc.	850		125,834
Federal Realty Investment Trust	316		39,212
Healthpeak Properties, Inc.	2,773		60,535
Host Hotels & Resorts, Inc.	2,562		64,383
Invitation Homes, Inc.	2,198		65,325
Iron Mountain, Inc.	1,197		146,417
Kimco Realty Corp.	2,712		69,102
Mid-America Apartment Communities, Inc.	468		61,935
Prologis, Inc. (c)	3,739		540,697
Public Storage	670		217,194
Realty Income Corp.	3,750		239,513
Regency Centers Corp.	663		53,232
SBA Communications Corp.	427		77,278
Simon Property Group, Inc.	1,304		299,098
UDR, Inc.	1,189		45,372
Ventas, Inc. (c)	1,955		182,812
VICI Properties, Inc.	4,395		115,808
Welltower, Inc.	2,829		663,231
Weyerhaeuser Co.	2,900		72,587
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,550,309)			4,651,594

RIGHTS - 0.0% (d)	Shares		Value
Health Care - 0.0% (d)
Pfizer, Inc., Expires 11/16/2026, Exercise Price $20.65 (a)(b)	1,297		6,356
Roche Holding AG, Expires 10/28/2026, Exercise Price $1.00 (a)(b)	2,242		762
TOTAL RIGHTS (Cost $0)			7,118

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.0%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (e)	2,157,324		2,157,324
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,157,324)			2,157,324

TOTAL INVESTMENTS - 108.7% (Cost $25,937,375)			26,170,736
Liabilities in Excess of Other Assets - (8.7)%		(0.08744)	(2,104,370)
TOTAL NET ASSETS - 100.0%			$ 24,066,366

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $7,117 or 0.0% of net assets as of July 31, 2026.

(c)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $2,095,492.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer WealthShield ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 19,354,700	$ –	$ 0	$ 19,354,700
Real Estate Investment Trusts	4,651,594	–	–	4,651,594
Rights	–	–	7,118	7,118
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	2,157,324
Total Investments	$ 24,006,294	$ –	$ 7,118	$ 26,170,736

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of April 30, 2026	$ 7,118
Purchases	141,391
Sales	(130,502)
Realized gain/loss	(10,889)
Ending balance as of July 31, 2026	$ 7,118
$0
Change in unrealized appreciation/depreciation still held as of July 31, 2026	$ 0
0

Description	Fair Value as of July 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Common Stocks	$ 0	Acquisition Price	Stale Data	$ –
Rights	7,118	Intrinsic Value	Corporate Action	–
	$ 7,118